UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

ACR Opportunity Fund
Class I/ACROX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://opportunity.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$67	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,661,803
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Dell Technologies, Inc. - Class C	6.7%
Vodafone Group PLC	5.1%
ISS A/S	5.0%
Barclays PLC	4.9%
General Motors Co.	4.7%
iShares 0-3 Month Treasury Bond ETF	4.3%
IAC, Inc.	4.1%
Citigroup, Inc.	3.6%
Power Corp. of Canada	3.4%
FedEx Corp.	3.1%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://opportunity.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 955-9552 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
ACR Opportunity Fund - Class I

ACR Equity International Fund
Class I/ACREX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://international.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$56	1.10%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$139,594,142
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
iShares 0-3 Month Treasury Bond ETF	11.5%
Vodafone Group PLC	7.2%
Eurocell PLC	6.5%
Premium Brands Holdings Corp.	6.1%
Liberty Global Ltd. - Class A	5.7%
Vistry Group PLC	5.7%
Sodexo S.A.	5.4%
DCC PLC	5.3%
Sunbelt Rentals Holdings, Inc.	5.0%
JD Sports Fashion PLC	4.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://international.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 955-9552 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
ACR Equity International Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ACR Opportunity Fund

Class I Shares

(Ticker Symbol: ACROX)

ACR Equity International Fund

Class I Shares

(Ticker Symbol: ACREX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

May 31, 2026

ACR Opportunity Fund

ACR Equity International Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
ACR Opportunity Fund	1
ACR Equity International Fund	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.acr-investfunds.com

ACR Opportunity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.6%
	COMMUNICATIONS — 14.4%
15,000	EchoStar Corp. - Class A*	$1,937,850
115,000	IAC, Inc.*	5,162,350
284,500	Liberty Global Ltd. - Class A*[1]	3,559,095
17,839	Liberty Latin America Ltd. - Class C*[1]	146,280
430,000	Vodafone Group PLC[1,2]	6,432,800
20,000	Ziff Davis, Inc.*	901,400
		18,139,775
	CONSUMER DISCRETIONARY — 13.6%
70,800	General Motors Co.[2]	5,893,392
1,100,000	JD Sports Fashion PLC	1,245,314
6,500	Lennar Corp.	572,520
58,500	Magna International, Inc.[1]	3,788,460
184,000	Opmobility	3,562,964
10,000	Thor Industries, Inc.	790,800
310,000	Vistry Group PLC*	1,161,644
		17,015,094
	CONSUMER STAPLES — 5.7%
2,200,000	Budweiser Brewing Co. APAC Ltd.[3]	1,960,515
20,000	Dollar General Corp.	2,212,200
152,136	Naked Wines PLC*	153,652
42,000	Premium Brands Holdings Corp.	2,770,958
		7,097,325
	ENERGY — 1.2%
8,000	Chevron Corp.	1,459,680

	FINANCIALS — 15.6%
250,000	Barclays PLC[1,2]	6,132,500
36,000	Citigroup, Inc.[2]	4,532,400
1,800	Fairfax Financial Holdings Ltd.[1,2]	2,806,173
10,000	Jefferies Financial Group, Inc.	527,200
70,000	Power Corp. of Canada	4,230,869
20,000	Southern Missouri Bancorp, Inc.	1,381,200
		19,610,342
	INDUSTRIALS — 16.5%
36,000	DCC PLC	2,904,152
1,300,000	Eurocell PLC	1,820,630
20,000	Eurofins Scientific S.E.	1,454,987
9,500	FedEx Corp.	3,911,625
153,000	ISS A/S	6,298,792
38,000	Sodexo S.A.	2,085,093

ACR Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
29,400	Sunbelt Rentals Holdings, Inc.	$2,304,099
		20,779,378
	MATERIALS — 3.1%
200,000	Azelis Group N.V.	2,293,713
55,000	Winpak Ltd.	1,638,391
		3,932,104
	REAL ESTATE — 0.5%
133,898	Five Point Holdings LLC - Class A*	673,507

	TECHNOLOGY — 10.0%
13,000	Arrow Electronics, Inc.*	2,790,190
20,000	Dell Technologies, Inc. - Class C	8,418,200
3,000	Microsoft Corp.	1,350,720
		12,559,110
	TOTAL COMMON STOCKS
	(Cost $65,734,072)	101,266,315
	EXCHANGE-TRADED FUNDS — 4.3%
53,500	iShares 0-3 Month Treasury Bond ETF	5,385,845
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,381,202)	5,385,845
	PREFERRED STOCKS — 0.2%
	ENERGY — 0.2%
3,201	EPI Preferred Holdings, Inc.*[4,5,6]	288,121
	TOTAL PREFERRED STOCKS
	(Cost $185,363)	288,121

Principal Amount
	U.S. TREASURY BILLS — 0.8%
	United States Treasury Bill
$1,000,000	0.000%, 6/11/2026	998,993
	TOTAL U.S. TREASURY BILLS
	(Cost $999,019)	998,993
	SHORT-TERM INVESTMENTS — 13.7%
$17,204,748	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[7]	17,204,748
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,204,748)	17,204,748

ACR Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2026 (Unaudited)

Principal Amount		Value
	TOTAL INVESTMENTS — 99.6%
	(Cost $89,504,404)	125,144,022
	Other Assets in Excess of Liabilities — 0.4%	517,781
	TOTAL NET ASSETS — 100.0%	$125,661,803

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $14,472,349, which represents 11.5% of total net assets of the Fund.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,960,515 which represents 1.6% of total net assets of the Fund.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	Post-reorganization assets.
[6]	Security in a privately owned company.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR Equity International Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 81.6%
	BELGIUM — 4.1%
501,040	Azelis Group N.V.	$5,746,209

	BERMUDA — 7.7%
639,000	Liberty Global Ltd. - Class A*[1]	7,993,890
334,098	Liberty Latin America Ltd. - Class C*[1]	2,739,604
		10,733,494
	CANADA — 6.1%
129,074	Premium Brands Holdings Corp.	8,515,682

	DENMARK — 3.9%
132,078	ISS A/S	5,437,463

	FRANCE — 9.5%
292,241	Opmobility	5,658,935
137,589	Sodexo S.A.	7,549,629
		13,208,564
	HONG KONG — 2.6%
4,065,844	Budweiser Brewing Co. APAC Ltd.[2]	3,623,249

	IRELAND — 5.3%
92,129	DCC PLC	7,432,128

	LUXEMBOURG — 4.6%
88,931	Eurofins Scientific S.E.	6,469,671

	SWITZERLAND — 1.9%
230,118	Medmix A.G.[2]	2,664,841

	UNITED KINGDOM — 27.8%
1,960,140	B&M European Value Retail S.A.	4,513,654
6,420,660	Eurocell PLC	8,992,037
5,841,131	JD Sports Fashion PLC	6,612,764
1,339,057	Victoria PLC*	673,495
2,132,735	Vistry Group PLC*	7,991,869
669,724	Vodafone Group PLC[1]	10,019,071
		38,802,890
	UNITED STATES — 8.1%
20,365	Arrow Electronics, Inc.*	4,370,940

ACR Equity International Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
88,400	Sunbelt Rentals Holdings, Inc.	$6,927,972
		11,298,912
	TOTAL COMMON STOCKS
	(Cost $114,271,276)	113,933,103
	EXCHANGE-TRADED FUNDS — 11.5%
	UNITED STATES — 11.5%
158,767	iShares 0-3 Month Treasury Bond ETF	15,983,074
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $15,964,816)	15,983,074

Principal Amount
	SHORT-TERM INVESTMENTS — 6.3%
$8,784,374	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	8,784,374
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,784,374)	8,784,374

	TOTAL INVESTMENTS — 99.4%
	(Cost $139,020,466)	138,700,551
	Other Assets in Excess of Liabilities — 0.6%	893,591
	TOTAL NET ASSETS — 100.0%	$139,594,142

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,288,090 which represents 4.5% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2026 (Unaudited)

	ACR Opportunity Fund	ACR Equity International Fund
Assets:
Investments, at value (cost $89,504,404 and $139,020,466, respectively)	$125,144,022	$138,700,551
Cash	21	23,719
Cash deposited with broker for securities sold short	99,481	-
Receivables:
Fund shares sold	49,682	7,568
Dividends and interest	555,639	1,084,568
Prepaid expenses	10,985	10,056
Total assets	125,859,830	139,826,462

Liabilities:
Payables:
Fund shares redeemed	2,920	11,542
Advisory fees	90,964	87,083
Shareholder servicing fees (Note 7)	8,741	24,784
Fund administration and accounting fees	20,193	24,756
Transfer agent fees and expenses	2,699	5,371
Custody fees	3,646	9,405
Trustees' deferred compensation (Note 3)	43,516	42,610
Auditing fees	10,347	10,337
Legal fees	6,153	4,303
Chief Compliance Officer fees	3,402	4,495
Accrued other expenses	5,446	7,634
Total Liabilities	198,027	232,320
Commitments and contingencies (Note 3)
Net Assets	$125,661,803	$139,594,142

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$88,216,126	$134,016,780
Total distributable earnings	37,445,677	5,577,362
Net Assets	$125,661,803	$139,594,142

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$125,661,803	$139,594,142
Shares of beneficial interest issued and outstanding	6,041,795	10,694,982
Redemption price per share	$20.80	$13.05

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2026 (Unaudited)

	ACR Opportunity Fund	ACR Equity International Fund
Investment income:
Dividends (net of foreign withholdings taxes of $90,208 and $154,369, respectively)	$1,192,762	$1,734,371
Interest	248,052	111,071
Total investment income	1,440,814	1,845,442

Expenses:
Advisory fees	565,958	651,664
Shareholder servicing fees (Note 7)	40,680	65,152
Fund administration and accounting fees	76,815	85,894
Trustees' fees and expenses	4,678	4,437
Transfer agent fees and expenses	21,524	17,037
Registration fees	15,703	16,630
Custody fees	11,892	17,501
Auditing fees	10,347	10,337
Legal fees	8,331	6,476
Shareholder reporting fees	6,860	5,962
Chief Compliance Officer fees	6,027	7,139
Miscellaneous	2,827	3,995
Insurance fees	73	136
Total expenses	771,715	892,360
Advisory fees waived	(64,268)	(175,530)
Net expenses	707,447	716,830
Net investment income	733,367	1,128,612

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,395,734	5,183,821
Foreign currency transactions	746	(149)
Net realized gain (loss)	1,396,480	5,183,672
Net change in unrealized appreciation/depreciation on:
Investments	14,728,679	73,012
Foreign currency translations	3,160	4,506
Net change in unrealized appreciation/depreciation	14,731,839	77,518
Net realized and unrealized gain (loss)	16,128,319	5,261,190

Net Increase (Decrease) in Net Assets from Operations	$16,861,686	$6,389,802

See accompanying Notes to Financial Statements.

ACR Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$733,367	$1,140,010
Net realized gain (loss)	1,396,480	3,812,452
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	14,731,839	5,978,194
Net increase (decrease) in net assets resulting from operations	16,861,686	10,930,656

Distributions to Shareholders:
Distributions:
Class I	(5,090,755)	(2,733,294)
Total distributions to shareholders	(5,090,755)	(2,733,294)

Capital Transactions:
Net proceeds from shares sold:
Class I	16,394,515	23,118,398
Reinvestment of distributions:
Class I	4,903,809	2,628,998
Cost of shares redeemed:
Class I1	(11,193,664)	(7,979,563)
Net increase in net assets from capital transactions	10,104,660	17,767,833

Total increase (decrease) in net assets	21,875,591	25,965,195

Net Assets:
Beginning of period	103,786,212	77,821,017
End of period	$125,661,803	$103,786,212
Capital Share Transactions:
Shares sold:
Class I	854,253	1,339,435
Shares reinvested:
Class I	264,784	162,084
Shares redeemed:
Class I	(591,228)	(483,903)
Net increase (decrease) in capital share transactions	527,809	1,017,616

[1]	Net redemption fee proceeds of $180 and $1,442, respectively.

See accompanying Notes to Financial Statements.

ACR Equity International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Year Ended November 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,128,612	$1,703,976
Net realized gain (loss)	5,183,672	1,494,552
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	77,518	7,232,127
Net increase (decrease) in net assets resulting from operations	6,389,802	10,430,655

Distributions to Shareholders:
Distributions:
Class I	(3,435,408)	(5,885,475)
Total distributions to shareholders	(3,435,408)	(5,885,475)

Capital Transactions:
Net proceeds from shares sold:
Class I	20,003,971	21,447,405
Reinvestment of distributions:
Class I	3,425,207	5,868,909
Cost of shares redeemed:
Class I1	(13,075,374)	(5,508,451)
Net increase in net assets from capital transactions	10,353,804	21,807,863

Total increase (decrease) in net assets	13,308,198	26,353,043

Net Assets:
Beginning of period	126,285,944	99,932,901
End of period	$139,594,142	$126,285,944

Capital Share Transactions:
Shares sold:
Class I	1,594,951	1,716,301
Shares reinvested:
Class I	271,196	510,784
Shares redeemed:
Class I	(1,009,875)	(466,701)
Net increase (decrease) in capital share transactions	856,272	1,760,384

[1]	Net redemption fee proceeds of $5,795 and $0, respectively.

See accompanying Notes to Financial Statements.

ACR Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2026	For the Year Ended November 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.82	$17.31	$13.96	$12.95	$14.54	$11.38
Income from Investment Operations:
Net investment income (loss) [1]	0.12	0.23	0.24	0.29	0.24	0.15
Net realized and unrealized gain (loss)	2.78	1.89	3.54	1.12	(1.71)	3.09
Total from investment operations	2.90	2.12	3.78	1.41	(1.47)	3.24

Less Distributions:
From net investment income	(0.23)	(0.23)	(0.29)	(0.24)	(0.12)	(0.08)
From net realized gain	(0.69)	(0.38)	(0.14)	(0.16)	-	-
Total distributions	(0.92)	(0.61)	(0.43)	(0.40)	(0.12)	(0.08)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$20.80	$18.82	$17.31	$13.96	$12.95	$14.54

Total return[3]	16.00%[4]	12.78%	27.72%	11.43%	(10.22)%	28.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125,662	$103,786	$77,821	$51,784	$44,891	$49,165

Ratios of expenses to average net assets (including dividends on securities sold short, interest expense, and tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.36%[5]	1.43%[6]	1.47%[6]	1.56%[6]	1.61%[6]	1.65%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.25%[5]	1.25%[6]	1.26%[6]	1.27%[6]	1.27%[6]	1.24%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short, interest expense, and tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.18%[5]	1.17%	1.28%	1.87%	1.45%	0.61%
After fees waived, expenses absorbed and fees paid indirectly	1.29%[5]	1.35%	1.49%	2.16%	1.79%	1.02%

Portfolio turnover rate	19%[4]	24%	40%	20%	19%	17%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense, dividends on securities sold short, and tax reclaim expense had been excluded, for the years ended November 30, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.00%, 0.01%, 0.02%, 0.02%, and 0.03%, respectively.

See accompanying Notes to Financial Statements.

ACR Equity International Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2026	For the Year Ended November 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.84	$12.37	$11.26	$10.05	$13.81	$12.14
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.19	0.20	0.18	0.12	0.11
Net realized and unrealized gain (loss)	0.48	1.01	1.30	1.19	(3.28)	1.61
Total from investment operations	0.59	1.20	1.50	1.37	(3.16)	1.72

Less Distributions:
From net investment income	(0.23)	(0.18)	(0.39)	(0.16)	(0.08)	-
From net realized gain	(0.15)	(0.55)	-	-	(0.52)	(0.05)
Total distributions	(0.38)	(0.73)	(0.39)	(0.16)	(0.60)	(0.05)

Redemption fee proceeds[1]	- [2]	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$13.05	$12.84	$12.37	$11.26	$10.05	$13.81

Total return[3]	4.66%[4]	10.38%	13.59%	13.91%	(23.95)%	14.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$139,594	$126,286	$99,933	$73,747	$55,262	$70,573

Ratio of expenses to average net assets (including interest expense and tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.37%[5]	1.41%[6]	1.46%[6]	1.47%[6]	1.56%	1.54%
After fees waived, expenses absorbed and fees paid indirectly	1.10%[5]	1.10%[6]	1.11%[6]	1.10%[6]	1.10%	1.13%[7]
Ratio of net investment income (loss) to average net assets (including interest expense and tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.46%[5]	1.21%	1.20%	1.22%	0.63%	0.37%
After fees waived, expenses absorbed and fees paid indirectly	1.73%[5]	1.52%	1.55%	1.59%	1.09%	0.78%

Portfolio turnover rate	56%[4]	30%	48%	22%	36%	14%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax reclaim expense had been excluded, for the years ended November 30, 2025, 2024 and 2023, the expense ratios would have been lowered 0.00%, 0.01% and 0.00%, respectively.
[7]	Effective as of the close of business on June 11, 2021, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to the close of business on June 11, 2021, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

ACR Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

Note 1 – Organization

ACR Opportunity Fund and ACR Equity International Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Opportunity Fund seeks to preserve capital during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I. Effective as of the close of business on June 11, 2021, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The ACR Equity International Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I. Effective as of the close of business on June 11, 2021, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlight for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds’ sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds’ are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Funds’ shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(e) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2026 and during the prior three tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

(h) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with ACR Alpine Capital Research, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 31, 2027 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses †
ACR Opportunity Fund	1.00%	1.25%
ACR Equity International Fund	1.00%	1.10%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2026, the Advisor waived a portion of its advisory fees totaling $64,268 for the ACR Opportunity Fund and $175,530 for the ACR Equity International Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At May 31, 2026, the amount of these potentially recoverable expenses was $495,611 and $1,069,002 for the ACR Opportunity Fund and the ACR Equity International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

	ACR Opportunity Fund	ACR Equity International Fund
2026	$142,510	$249,337
2027	137,424	300,170
2028	151,409	343,965
2029	64,268	175,530
Total	$495,611	$1,069,002

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2026, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2026, are reported on the Statements of Operations.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

Note 4 – Federal Income Taxes

At May 31, 2026, gross unrealized appreciation and (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	ACR Opportunity Fund	ACR Equity International Fund
Cost of investments	$89,637,419	$139,069,154

Gross unrealized appreciation	$40,181,813	$20,922,051
Gross unrealized depreciation	(4,675,210)	(21,290,654)

Net unrealized appreciation (depreciation) on investments	$35,506,603	$(368,603)

*	The Fund did not hold any securities sold short during the six months ended May 31, 2026.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ACR Opportunity Fund	ACR Equity International Fund
Undistributed ordinary income	$1,287,119	$2,282,642
Undistributed long-term capital gains	3,634,745	791,851
Accumulated earnings	4,921,864	3,074,493

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on investments	20,777,924	(441,615)
Unrealized appreciation (depreciation) on foreign currency translations	15,079	29,317
Unrealized deferred compensation	(40,121)	(39,227)
Total accumulated earnings (deficit)	$25,674,746	$2,622,968

The tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:

	ACR Opportunity Fund		ACR Equity International Fund
Distribution paid from:	2025	2024	2025	2024
Ordinary income	$1,042,544	$1,153,695	$1,459,910	$2,510,247
Net long-term capital gains	1,690,750	441,492	4,425,565	-
Total taxable distributions	$2,733,294	$1,595,187	$5,885,475	$2,510,247

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2026 and the year ended November 30, 2025, respectively, the ACR Opportunity Fund received $180 and $1,442 in redemption fees, and the ACR Equity International Fund received $5,795 and $0 in redemption fees.

Note 6 – Investment Transactions

For the six months ended May 31, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ACR Opportunity Fund	$12,418,209	$10,307,720
ACR Equity International Fund	40,885,139	37,472,639

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the six months ended May 31, 2026, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2026, in valuing the Funds’ assets carried at fair value:

ACR Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Communications	$18,139,775	$-	$-	$18,139,775
Consumer Discretionary	11,045,172	5,969,922	-	17,015,094
Consumer Staples	5,136,810	1,960,515	-	7,097,325
Energy	1,459,680	-	-	1,459,680
Financials	19,610,342	-	-	19,610,342
Industrials	12,031,047	8,748,331	-	20,779,378
Materials	1,638,391	2,293,713	-	3,932,104
Real Estate	673,507	-	-	673,507
Technology	12,559,110	-	-	12,559,110
Exchange-Traded Funds	5,385,845	-	-	5,385,845
Preferred Stocks	-	-	288,121	288,121
U.S. Treasury Bills	-	998,993	-	998,993
Short-Term Investments	17,204,748	-	-	17,204,748
Total Assets	$104,884,427	$19,971,474	$288,121	$125,144,022

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

ACR Equity International Fund	Level 1	Level 2	Level 3*	Total
Assets
Common Stock
Belgium	$-	$5,746,209	$-	$5,746,209
Bermuda	10,733,494	-	-	10,733,494
Canada	8,515,682	-	-	8,515,682
Denmark	5,437,463	-	-	5,437,463
France	-	13,208,564	-	13,208,564
Hong Kong	-	3,623,249	-	3,623,249
Ireland	-	7,432,128	-	7,432,128
Luxembourg	-	6,469,671	-	6,469,671
Switzerland	-	2,664,841	-	2,664,841
United Kingdom	24,198,257	14,604,633	-	38,802,890
United States	4,370,940	6,927,972	-	11,298,912
Exchange-Traded Funds	15,983,074	-	-	15,983,074
Short-Term Investments	8,784,374	-	-	8,784,374
Total Investments	$78,023,284	$60,677,267	$-	$138,700,551

*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Opportunity Fund
Beginning balance November 30, 2025	$288,121
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of May 31, 2026	$288,121

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2026 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2026:

ACR Opportunity Fund
Asset Class	Fair Value at 5/31/2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Preferred Stocks	$288,121	Asset Approach	Estimated Recovery Proceeds	$90.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	8/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	8/7/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	8/7/2026